Segment and Revenue by Geography and By Major Customer - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 10,606	$ 11,013
Domestic (Israel) [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	9,082	9,482
China [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	273	314
USA [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	1,003	931
Other [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 248	$ 286